Income Taxes, Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 12,673,332	$ 1,000,520
Fixed assets	0	32,627
Debt costs	0	20,490
Reserves and accruals	932,354	203,013
Accounts receivable	0	36,838
Capitalized Costs	0	198,909
Stock compensation	1,770,835	69,341
Other	22,915	49,655
Total deferred tax assets before valuation allowance	15,399,436	1,611,393
Less: Valuation Allowance	(11,773,412)	(1,597,693)
Total deferred tax assets, net of valuation allowance	3,626,024	13,700
Deferred Tax Liabilities [Abstract]
Fixed assets	(12,039)	(13,700)
Other	(35,132)	0
Intangibles	(4,833,234)	0
Total deferred tax liabilities	(4,880,405)	(13,700)
Net deferred tax assets/(liabilities)	$ (1,254,381)	$ 0